UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22958

                                         Duff & Phelps Select Energy MLP Fund Inc.

(Exact name of registrant as specified in charter)

100 Pearl Street, 9th Floor

                                                     Hartford, CT 06103

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Virtus Investment Partners, Inc.

100 Pearl Street

                                             Hartford, CT 06103

(Name and address of agent for service)

Registrant’s telephone number, including area code:     866-270-7598

Date of fiscal year end:    November 30

Date of reporting period: August 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DUFF & PHELPS SELECT ENERGY MLP FUND INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES / UNITS	VALUE

COMMON STOCKS—1.6%

Diversified—1.6%
Kinder Morgan, Inc.	129,395	$4,194

TOTAL COMMON STOCKS (Identified Cost $5,338)		4,194

MASTER LIMITED PARTNERSHIPS—139.4%

Diversified—20.5%
Enterprise Products Partners LP	258,000	7,252
NGL Energy Partners LP	240,000	5,784
ONEOK Partners LP	264,291	8,550
Williams Partners LP	823,914	32,833

		54,419

Downstream / Other—11.0%
Emerge Energy Services LP	170,000	3,040
Enviva Partners LP	150,000	1,957
Northern Tier Energy LP	610,476	15,750
SunCoke Energy Partners LP	198,785	2,628
Sunoco LP	110,000	4,332
Westlake Chemical Partners LP	82,340	1,608

		29,315

Gathering/Processing—33.8%
Antero Midstream Partners LP	50,000	1,158
Crestwood Midstream Partners LP	1,140,574	8,908
DCP Midstream Partners LP	391,000	11,026
EnLink Midstream Partners LP	906,399	15,980
MarkWest Energy Partners LP	536,100	30,220
Targa Resources Partners LP	501,573	15,142
Western Gas Partners LP	124,000	7,295

		89,729

Marine/Shipping—12.4%
Gaslog Partners LP	436,830	8,396
Knot Offshore Partners LP	271,000	4,959
Seadrill Partners LLC	805,584	9,587
Teekay LNG Partners LP	380,408	10,115

		33,057

Natural Gas Pipelines—17.1%
Energy Transfer Partners LP	732,235	35,982
Tallgrass Energy Partners LP	90,000	4,255

	SHARES / UNITS	VALUE

Natural Gas Pipelines—(continued)
TC Pipelines LP	97,663	$5,272

		45,509

Petroleum Transportation & Storage—35.1%
Enbridge Energy Partners LP	1,080,000	30,543
NuStar Energy LP	440,000	22,959
Plains All American Pipeline LP	548,000	19,761
Sunoco Logistics Partners LP	280,000	9,472
Tesoro Logistics LP	198,122	10,463

		93,198

Retail Propane—7.0%
AmeriGas Partners LP	415,000	18,609

Upstream—2.5%
EV Energy Partner LP	238,110	2,129
Memorial Production Partners LP	595,000	4,575

		6,704

TOTAL MASTER LIMITED PARTNERSHIPS (Identified Cost $515,757)		370,540

TOTAL LONG TERM INVESTMENTS—141.0% (Identified Cost $521,095)		374,734(2)

SHORT-TERM INVESTMENTS—2.2%

Money Market Mutual Fund—2.2%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (seven-day effective yield 0.010%)	5,907,288	5,907

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,907)		5,907

TOTAL INVESTMENTS—143.2% (Identified Cost $527,002)		380,641(1)

Other assets and liabilities, net—(43.2)%		(114,800)

NET ASSETS—100.0%	$	265,841

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at August 31, 2015, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All or a portion of the portfolio is segregated as collateral for borrowings.

1

DUFF & PHELPS SELECT ENERGY MLP FUND INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	91%
Marshall Islands	9

Total	100%

† % of total investments as of August 31, 2015

2

The following table provides a summary of inputs used to value the Fund’s investments as of August 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at August 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$4,194	$4,194
Master Limited Partnerships	370,540	370,540
Short-Term Investments	5,907	5,907

Total Investments	$380,641	$380,641

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at August 31, 2015.

DUFF & PHELPS SELECT ENERGY MLP FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2015 (Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•   Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non–U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non–U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non–U.S. markets. In such cases the Fund fair values non–U.S. securities using an independent pricing service which considers the correlation of

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.

DUFF & PHELPS SELECT ENERGY MLP FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2015 (Unaudited)

the trading patterns of the non–U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At August 31, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

$450,118	$51,822	$(121,299)	$(69,477)

NOTE 3 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was filed, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Duff & Phelps Select Energy MLP Fund Inc.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    10/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    10/29/15

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date    10/29/15

* Print the name and title of each signing officer under his or her signature.